Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Purchase Consideration Paid
The total cash consideration paid was as follows (in millions):

Total cash paid	$98
Less: Cash acquired	(5)
Total net consideration paid	$93
paid total consideration, net of cash received, of $229 million in exchange for 95% of the equity interests of CINC. The total consideration paid was as follows (in millions):

Cash paid	$240
Less: Cash Acquired	(11)
Total net consideration paid	$229
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed as of the acquisition date (in millions):

Fair Value
Accounts receivable	$1
Property and equipment	4
Other intangible assets	60
Goodwill	40
Title plant	3
Prepaid expenses and other	1
Total assets acquired	109
Accounts payable and accrued liabilities	5
Total liabilities assumed	5
Non-controlling interests assumed	11
Total liabilities and equity assumed	16
Net assets acquired	$93
CINC and FNF paid total aggregate consideration, net of cash received, of $98 million in exchange for 100% and 67% of the equity interests of RG and SS, respectively. The total consideration paid was as follows (in millions):

Total purchase price	$101
Less: Cash acquired	(3)
Total net assets acquired	98
Less: Contingent consideration payable	(16)
Total net cash paid	$82
paid total consideration, net of cash received, of $89 million in exchange for the assets and/or equity interests of the Title Acquisitions. The total consideration paid was as follows (in millions):

Cash paid	$92
Less: Cash acquired	(3)
Total net consideration paid	$89

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed as of the acquisition date (in millions):

Fair Value
Trade and notes receivable, net	$1
Prepaid and other assets	2
Other intangible assets	90
Goodwill	165
Income taxes receivable	2
Total assets acquired	260
Accounts payable and accrued liabilities	7
Deferred tax liability	12
Total liabilities assumed	19
Non-controlling interests	12
Total liabilities and equity assumed	31
Net assets acquired	$229
The gross carrying value and weighted average estimated useful lives of Property and equipment and Other intangible assets acquired in the Title Guaranty acquisition consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Property and equipment	$4	5
Other intangible assets:
Customer relationships	52	10
Trade name	7	10
Non-compete agreements	1	5
Total Other intangible assets	60
Total	$64
The gross carrying value and weighted average estimated useful lives of Computer software and Other intangible assets acquired in the CINC acquisition consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Other intangible assets:
Customer relationships	$46	10
Tradename	13	10
Computer software	28	7
Non-compete agreements	3	4
Total Other intangible assets	$90
The gross carrying value and weighted average estimated useful lives of Computer software and Other intangible assets acquired in the Title Acquisitions consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Other intangible assets:
Customer relationships	$57	10
Trade name	6	10
Non-compete agreements	1	5
Computer software	2	3
Other	2	1
Total Other intangible assets	$68
he following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed for the Title Acquisitions as of the acquisition date (in millions):

Fair Value
Trade and notes receivable	$5
Other intangible assets	68
Goodwill	48
Prepaid expenses and other assets	1
Title plant	2
Property and equipment, net	3
Total assets acquired	127
Accounts payable and accrued liabilities	30
Deferred tax liability	8
Total liabilities assumed	38
Net assets acquired	$89
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed for the Real Estate Technology Acquisitions as of the acquisition date (in millions):

Fair Value
Other intangible assets	$38
Goodwill	92
Property and equipment, net	1
Total assets acquired	131
Accounts payable and accrued liabilities	1
Deferred tax liability	9
Total liabilities assumed	10
Non-controlling interests	23
Total liabilities and equity assumed	33
Net assets acquired	$98
The gross carrying value and weighted average estimated useful lives of the Other intangible assets acquired in the Real Estate Technology Acquisitions consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Property and equipment, net	$1	1 - 5
Other intangible assets:
Customer relationships	14	10
Trade name	5	10
Non-compete agreements	2	5
Computer software	17	7
Total Other intangible assets	$38

Business Acquisition, Pro Forma Information
For comparative purposes, selected unaudited pro-forma consolidated results of operations of FNF for the years ended December 31, 2016 and 2015 are presented below. Pro-forma results presented assume the consolidation of CINC occurred as of the beginning of the 2015 period. Amounts reflect our 95% ownership interest in CINC and are adjusted to exclude costs directly attributable to the acquisition of CINC, including transaction costs.

	Year ended December 31,
	2016	2015
Total revenues	$7,285	$6,695
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	653	529